    As filed with the Securities and Exchange Commission on September 8, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file Number 811-21123

                                  AGILEX Funds
               (Exact name of registrant as specified in charter)

                     1200 South Pine Island Road, Suite 300
                            Plantation, Florida 33324

               (Address of principal executive offices) (Zip code)

                               Larry B. Schweiger
                     1200 South Pine Island Road, Suite 300
                            Plantation, Florida 33324
                     (Name and address of agent for service)

                                 1-866-726-1700
               Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Shareholders Report

                                  AGILEX FUNDS

                        PRINCIPAL PROTECTED 500 SERIES I
                        PRINCIPAL PROTECTED 100 SERIES I
                        PRINCIPAL PROTECTED 2000 SERIES I
                        PRINCIPAL PROTECTED 400 SERIES I
                         PRINCIPAL PROTECTED LS SERIES I
                          500 PROTECTED GROWTH FUND II
                          100 PROTECTED GROWTH FUND II
                          400 PROTECTED GROWTH FUND II
                          2000 PROTECTED GROWTH FUND II
                      TOTAL INDEX PROTECTED GROWTH FUND II
                           LS PROTECTED GROWTH FUND II
                           TOTAL INDEX GROWTH FUND III

                               SEMI ANNUAL REPORT

                                  JUNE 30, 2004

Table of Contents

--------------------------------------------------------------------------------

Performance and Schedule of Investments
   Principal Protected 500 Series I Fund ..................................    1
   Principal Protected 100 Series I Fund ..................................    2
   Principal Protected 2000 Series I Fund .................................    3
   Principal Protected 400 Series I Fund ..................................    4
   Principal Protected LS Series I Fund ...................................    5
   500 Protected Growth Fund II ...........................................    6
   100 Protected Growth Fund II ...........................................    7
   400 Protected Growth Fund II ...........................................    8
   2000 Protected Growth Fund II ..........................................    9
   Total Index Protected Growth Fund II ...................................   10
   LS Protected Growth Fund II ............................................   11
   Total Index Growth Fund III ............................................   12

Statements of Assets and Liabilities ......................................   13

Statements of Operations ..................................................   15

Statements of Changes in Net Assets .......................................   17

Financial Highlights ......................................................   23

Notes to Financial Statements .............................................   35

Proxy Voting Policies and Procedures ......................................   43

Trustee Information .......................................................   44

--------------------------------------------------------------------------------

Agilex Funds
Principal Protected 500 Series I: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount        Value
                                                        ----------   -----------
Fixed Income Security -- 85.7%
U.S. Treasury Security -- 85.7%
   U.S. Treasury Strips
   4.19% due 05/15/10
   (Cost $3,291,684) ................................   $3,995,000   $3,131,585
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Options Purchased -- 6.8%
Call Options -- 6.8%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,065 ...................       29          221,415

   S&P 500 Composite Stock Index
   December 2004, strike price @1,200 ...............       14           28,490
                                                                     ----------

Total Options Purchased (Cost $236,946) .............                   249,905
                                                                     ----------

Total Investments Before Options Written -- 92.5%
   (Cost $3,528,630)  ...............................                 3,381,490
                                                                     ----------
Option Written -- (0.3)%
Call Option -- (0.3)%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,145
   (Premiums Received $12,978) ......................      (14)         (12,600)
                                                                     ----------

Total Investments -- 92.2%
   (Cost $3,515,652) ................................                 3,368,890
                                                                     ----------
Cash and other assets
   less liabilities -- 7.8% .........................                   285,651
                                                                     ----------
Net Assets -- 100.0% ................................                $3,654,541
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Principal Protected 100 Series I: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
Fixed Income Security -- 88.8%
U.S. Treasury Security -- 88.8%
   U.S. Treasury Strips
   4.19% due 05/15/10
   (Cost $1,923,084) ................................   $2,334,000   $1,829,567
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Option Purchased -- 4.1%
Call Option -- 4.1%
   Nasdaq-100 Index
   July 2004, strike price @1,350
   (Cost $60,765) ...................................        5           84,700
                                                                     ----------

Total Investments Before Option Written -- 92.9%
   (Cost $1,983,849) ................................                 1,914,267
                                                                     ----------
Option Written -- (0.5)%
Call Option -- (0.5)%
   Nasdaq-100 Index
   July 2004, strike price @1,475
   (Premiums Received $5,094) .......................       (2)         (10,300)
                                                                     ----------

Total Investments -- 92.4%
   (Cost $1,978,755) ................................                 1,903,967
                                                                     ----------
Cash and other assets
   less liabilities -- 7.6% .........................                   156,771
                                                                     ----------
Net Assets -- 100.0% ................................                $2,060,738
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Principal Protected 2000 Series I: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount       Value
                                                        ----------   ----------
Fixed Income Security -- 84.6%
U.S. Treasury Security -- 84.6%
   U.S. Treasury Strips
   4.19% due 05/15/10
   (Cost $1,322,435) ................................   $1,605,000   $1,258,121
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Option Purchased -- 9.8%
Call Option -- 9.8%
   Russell 2000 Index
   July 2004, strike price @ 500
   (Cost $109,488) ..................................       16          146,000
                                                                     ----------
Total Investments Before Option Written
    -- 94.4% (Cost $1,431,923) ......................                 1,404,121
                                                                     ----------
Option Written -- (0.6)%
Call Option -- (0.6)%
   Russell 2000 Index
   July 2004, strike price @ 600
   (Premiums Received $4,752) .......................      (16)          (8,240)
                                                                     ----------

Total Investments -- 93.8%
   (Cost $1,427,171) ................................                 1,395,881
                                                                     ----------
Cash and other assets
   less liabilities -- 6.2% .........................                    92,800
                                                                     ----------
Net Assets -- 100.0% ................................                $1,488,681
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Principal Protected 400 Series I: Schedule of Investments
June 30, 2004 (Unaudited)

                                                            Face
                                                           Amount        Value
                                                         ----------   ----------
Fixed Income Security -- 85.4%
U.S. Treasury Security -- 85.4%
   U.S. Treasury Strips
   4.19% due 05/15/10
   (Cost $1,361,987) .................................   $1,653,000   $1,295,747
                                                                      ----------

                                                          Number of
                                                          Contracts
                                                         ----------
Options Purchased -- 6.0%
Call Options -- 6.0%
   S&P Mid-Cap 400 Index
   July 2004, strike price @ 530 .....................       10           77,900

   S&P Mid-Cap 400 Index
   September 2004, strike price @ 610 ................        8           13,120
                                                                      ----------

Total Options Purchased (Cost $88,146) ...............                    91,020
                                                                      ----------

Total Investments -- 91.4%
   (Cost $1,450,133) .................................                 1,386,767
                                                                      ----------
Cash and other assets
   less liabilities -- 8.6% ..........................                   130,369
                                                                      ----------
Net Assets -- 100.0% .................................                $1,517,136
                                                                      ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Principal Protected LS Series I: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
Fixed Income Security -- 83.1%
U.S. Treasury Security -- 83.1%
   U.S. Treasury Strips
   4.19% due 05/15/10
   (Cost $1,071,068) ................................   $1,300,000   $1,019,039
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Options Purchased -- 10.3%
Call Options -- 10.3%
   Russell 2000 Index
   July 2004, strike price @ 500 ....................        8           73,000

   S&P 500 Index
   July 2004, strike price @ 1,065 ..................        6           45,810

   S&P 500 Index
   December 2004, strike price @ 1,200 ..............        4            8,140
                                                                     ----------

Total Options Purchased (Cost $106,550)..............                   126,950
                                                                     ----------

Total Investments Before Options Written
   -- 93.4% (Cost $1,177,618) .......................                 1,145,989
                                                                     ----------
Options Written -- (0.6)%
Call Options -- (0.6)%
   Russell 2000 Index
   July 2004, strike price @ 600 ....................       (8)          (4,120)

   S&P 500 Index
   July 2004, strike price @ 1,145 ..................       (4)          (3,600)
                                                                     ----------

Total Options Written (Cost $6,084) .................                    (7,720)
                                                                     ----------

Total Investments -- 92.8%
   (Cost $1,171,534) ................................                 1,138,269
                                                                     ----------
Cash and other assets
   less liabilities -- 7.2% .........................                    88,472
                                                                     ----------
Net Assets -- 100.0% ................................                $1,226,741
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
500 Protected Growth Fund II: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount       Value
                                                        ----------   ----------
Fixed Income Security -- 74.6%
U.S. Treasury Security -- 74.6%
   U.S. Treasury Strips
   4.24% due 11/15/10
   (Cost $1,357,875) ................................   $1,745,000   $1,335,621
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Options Purchased -- 7.5%
Call Options -- 7.5%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,065 ...................       15          114,525

   S&P 500 Composite Stock Index
   December 2004, strike price @1,200 ...............       10           20,350
                                                                     ----------

Total Options Purchased (Cost $129,516)..............                   134,875
                                                                     ----------

Total Investments Before Options Written -- 82.1%
   (Cost $1,487,391) ................................                 1,470,496
                                                                     ----------
Option Written -- (0.5)%
Call Option -- (0.5)%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,145
   (Premiums Received $9,270) .......................      (10)          (9,000)
                                                                     ----------

Total Investments -- 81.6%
   (Cost $1,478,121) ................................                 1,461,496
                                                                     ----------
Cash and other assets
   less liabilities -- 18.4% ........................                   328,522
                                                                     ----------
Net Assets -- 100.0% ................................                $1,790,018
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
100 Protected Growth Fund II: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
Fixed Income Security -- 79.0%
U.S. Treasury Security -- 79.0%
   U.S. Treasury Strips
   4.24% due 11/15/10
   (Cost $1,089,877) ................................   $1,397,000   $1,069,262
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Option Purchased -- 10.0%
Call Option -- 10.0%
   Nasdaq-100 Index
   July 2004, strike price @ 1,350
   (Cost $97,224) ...................................        8          135,520
                                                                     ----------

Total Investments Before Options Written
   -- 89.0% (Cost $1,187,101) .......................                 1,204,782
                                                                     ----------

Option Written -- (1.5)%
Call Option -- (1.5)%
   Nasdaq-100 Index
   July 2004, strike price @ 1,475
   (Premiums Received $10,188) ......................       (4)         (20,600)
                                                                     ----------

Total Investments -- 87.5%
   (Cost $1,176,913) ................................                 1,184,182
                                                                     ----------
Cash and other assets
   less liabilities -- 12.5% ........................                   169,038
                                                                     ----------
Net Assets -- 100.0% ................................                $1,353,220
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
400 Protected Growth Fund II: Schedule of Investments
June 30, 2004 (Unaudited)

                                                               Face
                                                              Amount      Value
                                                            ---------   --------
Fixed Income Security -- 75.2%
U.S. Treasury Security -- 75.2%
   U.S. Treasury Strips
   4.24% due 11/15/10
   (Cost $695,670) ......................................    $894,000   $684,267
                                                                        --------

                                                            Number of
                                                            Contracts
                                                            ---------
Options Purchased -- 12.8%
Call Options -- 12.8%
   S&P Mid-Cap 400 Index
   July 2004, strike price @ 530
   (Cost $98,595) .......................................       15       116,850
                                                                        --------

Total Investments -- 88.0%
   (Cost $794,265) ......................................                801,117
                                                                        --------
Cash and other assets
   less liabilities -- 12.0% ............................                108,926
                                                                        --------
Net Assets -- 100.0% ....................................               $910,043
                                                                        ========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
2000 Protected Growth Fund II: Schedule of Investments
June 30, 2004 (Unaudited)

                                                             Face
                                                             Amount      Value
                                                           ---------   --------
Fixed Income Security -- 74.3%
U.S. Treasury Security -- 74.3%
   U.S. Treasury Strips
   4.24% due 11/15/10
   (Cost $568,829) .....................................    $731,000   $559,507
                                                                       --------
                                                           Number of
                                                           Contracts
                                                           ---------
Options Purchased -- 13.8%
Call Options -- 13.8%
   Russell 2000 Index
   July 2004, strike price @ 500 .......................       10        91,250

   Russell 2000 Index
   September 2004, strike price @ 600 ..................        7        12,985
                                                                       --------

Total Options Purchased (Cost $95,114) .................                104,235
                                                                       --------

Total Investments Before Options Written --
   88.1% (Cost $663,943) ...............................                663,742
                                                                       --------
Options Written -- (1.0)%
Call Options -- (1.0)%
   Russell 2000 Index
   July 2004, strike price @ 600
   (Premiums Received $4,158) ..........................      (14)       (7,210)
                                                                       --------

Total Investments -- 87.1%
   (Cost $659,785) .....................................                656,532
                                                                       --------
Cash and other assets
   less liabilities -- 12.9% ...........................                 96,834
                                                                       --------
Net Assets -- 100.0% ...................................               $753,366
                                                                       ========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Total Index Protected Growth Fund II: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount        Value
                                                        ----------   -----------
Fixed Income Security -- 74.2%
U.S. Treasury Security -- 74.2%
   U.S. Treasury Strips
   4.24% due 11/15/10
   (Cost $5,668,070) ................................   $7,284,000   $5,575,166
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Options Purchased -- 7.6%
Call Options -- 7.6%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,065 ...................       64          488,640

   S&P 500 Composite Stock Index
   December 2004, strike price @1,200 ...............       40           81,400
                                                                     ----------

Total Options Purchased (Cost $545,876)                                 570,040
                                                                     ----------

Total Investments Before Options Written --
   81.8% (Cost $6,213,946) ..........................                 6,145,206
                                                                     ----------
Option Written -- (0.4)%
Call Option -- (0.4)%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,145
   (Premiums Received $33,372) ......................      (36)         (32,400)
                                                                     ----------

Total Investments -- 81.4%
   (Cost $6,180,574) ................................                 6,112,806
                                                                     ----------
Cash and other assets
   less liabilities -- 18.6% ........................                 1,401,825
                                                                     ----------
Net Assets -- 100.0% ................................                $7,514,631
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
LS Protected Growth Fund II: Schedule of Investments
June 30, 2004 (Unaudited)

                                                              Face
                                                             Amount      Value
                                                           ---------   ---------
Fixed Income Security -- 74.6%
U.S. Treasury Security -- 74.6%
   U.S. Treasury Strips
   4.24% due 11/15/10
   (Cost $501,912) .....................................    $645,000   $493,682
                                                                       --------

                                                           Number of
                                                           Contracts
                                                           ---------
Options Purchased -- 14.0%
Call Options -- 14.0%
   Russell 2000 Index
   July 2004, strike price @ 500 .......................       6         54,750

   S&P 500 Index
   July 2004, strike price @ 1,065 .....................       5         38,175
                                                                       --------

Total Options Purchased (Cost $75,823)                                   92,925
                                                                       --------

Total Investments Before Options Written --
   88.6% (Cost $577,735) ...............................                586,607
                                                                       --------
Options Written -- (0.9)%
Call Options -- (0.9)%
   Russell 2000 Index
   July 2004, strike price @ 600                              (6)        (3,090)

   S&P 500 Index
   July 2004, strike price @ 1,145 .....................      (3)        (2,700)
                                                                       --------

Total Options Written (Cost $4,563) ....................                 (5,790)
                                                                       --------

Total Investments -- 87.7%
   (Cost $573,172) .....................................                580,817
                                                                       --------
Cash and other assets
   less liabilities -- 12.3% ...........................                 80,899
                                                                       --------
Net Assets -- 100.0% ...................................               $661,716
                                                                       ========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Total Index Growth Fund III: Schedule of Investments
June 30, 2004 (Unaudited)

                                                           Face
                                                          Amount        Value
                                                        ----------   ----------
Fixed Income Security -- 68.2%
U.S. Treasury Security -- 68.2%
   U.S. Treasury Strips
   4.24% due 11/15/10
   (Cost $4,253,303) ................................   $5,806,000   $4,299,279
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                        ----------
Options Purchased -- 8.5%
Call Options -- 8.5%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,065 ...................       60          458,100

   S&P 500 Composite Stock Index
   December 2004, strike price @1,200 ...............       39           79,365
                                                                     ----------

Total Options Purchased (Cost $515,541)                                 537,465
                                                                     ----------

Total Investments Before Options Written --
   76.7% (Cost $4,768,844) ..........................                 4,836,744
                                                                     ----------

Option Written -- (0.4)%
Call Option -- (0.4)%
   S&P 500 Composite Stock Index
   July 2004, strike price @1,145
   (Premiums Received $27,810) ......................      (30)         (27,000)
                                                                     ----------

Total Investments -- 76.3%
   (Cost $46,741,034) ................................                4,809,744
                                                                     ----------
Cash and other assets
   less liabilities -- 23.7% ........................                 1,495,301
                                                                     ----------
Net Assets -- 100.0% ................................                $6,305,045
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Assets and Liabilities
June 30, 2004 (Unaudited)

                                                            Principal      Principal      Principal       Principal     Principal
                                                            Protected      Protected      Protected       Protected     Protected
                                                          500 Series I   100 Series I   2000 Series I   400 Series I   LS Series I
                                                          ------------   ------------   -------------   ------------   -----------
ASSETS:
Investments at Cost ...................................    $3,291,684     $1,923,084      $1,322,435     $1,361,987    $1,071,068
Options Purchased at Cost .............................       236,946         60,765         109,488         88,146       106,550
                                                           ----------     ----------      ----------     ----------    ----------
   Total Cost .........................................    $3,528,630     $1,983,849      $1,431,923     $1,450,133    $1,177,618
                                                           ==========     ==========      ==========     ==========    ==========

Investments at Value ..................................    $3,131,585     $1,829,567      $1,258,121     $1,295,747    $1,019,039
Options Purchased at Value ............................       249,905         84,700         146,000         91,020       126,950
Cash ..................................................       304,584        168,492          99,207        136,842       101,126
Receivables:
   Due from Adviser ...................................         4,704          4,370           2,961          3,193           830
Other .................................................           937            570             400            400           370
                                                           ----------     ----------      ----------     ----------    ----------
   Total Assets .......................................     3,691,715      2,087,699       1,506,689      1,527,202     1,248,315
                                                           ----------     ----------      ----------     ----------    ----------
LIABILITIES:
Options Written at Value (Premiums Received $12,978,
   $5,094, $4,752, $-- and $6,084, respectively) ......        12,600         10,300           8,240             --         7,720
Payables:
   Administrative .....................................           596            335             240            247           199
   Distribution and Service Fees ......................         4,317          2,730           2,159          2,224         1,081
   Trustees' Fees .....................................         1,428            271             179            176           873
   Professional Services ..............................        15,780         12,153           7,041          7,234        11,195
Accrued Expenses ......................................         2,453          1,172             149            185           506
                                                           ----------     ----------      ----------     ----------    ----------
   Total Liabilities ..................................        37,174         26,961          18,008         10,066        21,574
                                                           ----------     ----------      ----------     ----------    ----------
   Net Assets .........................................    $3,654,541     $2,060,738      $1,488,681     $1,517,136    $1,226,741
                                                           ==========     ==========      ==========     ==========    ==========
NET ASSETS CONSIST OF:
Paid-in Capital .......................................    $3,772,523     $2,200,737      $1,513,360     $1,578,004    $1,251,299
Accumulated Net Investment Loss .......................        (9,510)        (2,240)         (1,909)        (1,638)      (12,711)
Accumulated Net Realized Gain (Loss) ..................        38,290        (62,971)          8,520          4,136        21,418
Net Unrealized Depreciation ...........................      (146,762)       (74,788)        (31,290)       (63,366)      (33,265)
                                                           ----------     ----------      ----------     ----------    ----------
   Net Assets .........................................    $3,654,541     $2,060,738      $1,488,681     $1,517,136    $1,226,741
                                                           ==========     ==========      ==========     ==========    ==========
MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets ............................................    $3,557,721     $1,966,892      $1,389,644     $1,420,688    $1,128,931
                                                           ----------     ----------      ----------     ----------    ----------
Shares Outstanding (unlimited authorized, $.01 par
   value) .............................................       368,346        209,073         142,764        148,223       116,242
                                                           ----------     ----------      ----------     ----------    ----------
NET ASSET VALUE PER SHARE .............................    $     9.66     $     9.41      $     9.73     $     9.58    $     9.71
                                                           ----------     ----------      ----------     ----------    ----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value
   Per Share/(100% -- 4.25% offering price) ...........    $    10.07     $     9.81      $    10.14     $     9.99    $    10.12
                                                           ----------     ----------      ----------     ----------    ----------
GREEN SHARES:
Net Assets ............................................    $   96,820     $   93,846      $   99,037     $   96,448    $   97,810
                                                           ----------     ----------      ----------     ----------    ----------
Shares Outstanding (unlimited authorized, $.01 par
   value) .............................................        10,025          9,982          10,184         10,073        10,072
                                                           ----------     ----------      ----------     ----------    ----------
NET ASSET VALUE PER SHARE .............................    $     9.66     $     9.40      $     9.72     $     9.57    $     9.71
                                                           ----------     ----------      ----------     ----------    ----------
MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value
   Per Share/(100% -- 3.25% offering price) ...........    $     9.97     $     9.71      $    10.04     $     9.88    $    10.03
                                                           ----------     ----------      ----------     ----------    ----------

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Assets and Liabilities
June 30, 2004 (Unaudited)

                                               500          100         400         2000     Total Index       LS
                                            Protected    Protected   Protected   Protected    Protected    Protected   Total Index
                                             Growth       Growth       Growth      Growth       Growth       Growth       Growth
                                             Fund II      Fund II     Fund II     Fund II      Fund II      Fund II      Fund III
                                           ----------   ----------   ---------   ---------   -----------   ---------   -----------
ASSETS:
Investments at Cost ....................   $1,357,875   $1,089,877   $695,670     $568,829    $5,668,070   $501,912     $4,253,303
Options Purchased at Cost ..............      129,516       97,224     98,595       95,114       545,876     75,823        515,541
                                           ----------   ----------   --------     --------    ----------   --------     ----------
   Total Cost ..........................   $1,487,391   $1,187,101   $794,265     $663,943    $6,213,946   $577,735     $4,768,844
                                           ==========   ==========   ========     ========    ==========   ========     ==========

Investments at Value ...................   $1,335,621   $1,069,262   $684,267     $559,507    $5,575,166   $493,682     $4,299,279
Options Purchased at Value .............      134,875      135,520    116,850      104,235       570,040     92,925        537,465
Cash ...................................      339,478      177,712    114,669      101,434     1,432,594     82,343      1,508,311
Collateral held for Options ............           --           --         --                                                   --
Receivables:
   Due from Adviser ....................           --           --         --           --            --         --             --
Other ..................................          372          294        183          163         1,374        381             --
                                           ----------   ----------   --------     --------    ----------   --------     ----------
   Total Assets ........................    1,810,346    1,382,788    915,969      765,339     7,579,174    669,331      6,345,055
                                           ----------   ----------   --------     --------    ----------   --------     ----------

LIABILITIES:
Options Written at Value (Premiums
   Received $9,270, $10,188, $--,
   $4,158, $33,372, $4,563 and
   $27,810, respectively) ..............        9,000       20,600         --        7,210        32,400      5,790         27,000
Payables:
   Advisory Fees .......................          602          522        294          216         2,457         68          1,657
   Administrative ......................          293          221        230          120         1,230        110            818
   Distribution and Service Fees .......        1,466        1,103        739          599         6,152        550          4,091
   Trustees' Fees ......................          563          462        284          237         1,571        357            377
   Professional Services ...............        7,466        5,832      3,746        2,956        20,733        740          3,502
Accrued Expenses .......................          938          828        633          635            --         --          2,565
                                           ----------   ----------   --------     --------    ----------   --------     ----------
   Total Liabilities ...................       20,328       29,568      5,926       11,973        64,543      7,615         40,010
                                           ----------   ----------   --------     --------    ----------   --------     ----------
   Net Assets ..........................   $1,790,018   $1,353,220   $910,043     $753,366    $7,514,631   $661,716     $6,305,045
                                           ==========   ==========   ========     ========    ==========   ========     ==========

NET ASSETS CONSIST OF:
Paid-in Capital ........................   $1,850,163   $1,480,142   $944,198     $781,530    $7,863,863   $694,559     $6,219,685
Accumulated Net Investment Loss ........      (14,473)      (8,107)    (7,881)      (6,653)      (37,711)   (10,454)        (1,212)
Accumulated Net Realized Gain (Loss) ...      (29,047)    (126,084)   (33,126)     (18,258)     (243,753)   (30,034)        17,862
Net Unrealized Appreciation
   (Depreciation) ......................      (16,625)       7,269      6,852       (3,253)      (67,768)     7,645         68,710
                                           ----------   ----------   --------     --------    ----------   --------     ----------
   Net Assets ..........................   $1,790,018   $1,353,220   $910,043     $753,366    $7,514,631   $661,716     $6,305,045
                                           ==========   ==========   ========     ========    ==========   ========     ==========

MAXIMUM OFFERING PRICE PER SHARE:
Net Assets .............................   $1,790,018   $1,353,220   $910,043     $753,366    $7,514,631   $661,716     $6,305,045
                                           ----------   ----------   --------     --------    ----------   --------     ----------
Shares Outstanding (unlimited
   authorized, $.01 par value) .........      184,868      147,689     94,438       78,112       785,577     69,354        621,969
                                           ----------   ----------   --------     --------    ----------   --------     ----------
NET ASSET VALUE PER SHARE ..............   $     9.68   $     9.16   $   9.64     $   9.64    $     9.57   $   9.54     $    10.14
                                           ----------   ----------   --------     --------    ----------   --------     ----------
MAXIMUM OFFERING PRICE PER SHARE
   (Net Asset Value Per Share/
   (100% -- 4.50% offering price) ......   $    10.12   $     9.57   $  10.07     $  10.07    $    10.00   $   9.97     $    10.60
                                           ----------   ----------   --------     --------    ----------   --------     ----------

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Operations
June 30, 2004 (Unaudited)

                                                      Principal      Principal      Principal       Principal     Principal
                                                      Protected      Protected      Protected       Protected     Protected
                                                    500 Series I   100 Series I   2000 Series I   400 Series I   LS Series I
                                                    ------------   ------------   -------------   ------------   -----------
INVESTMENT INCOME:
Interest ........................................     $ 57,804      $  34,875       $ 24,240        $ 24,479      $ 18,722
                                                      --------      ---------       --------        --------      --------

EXPENSES:
Advisory (Note C) ...............................       19,697         11,675          8,386           8,449        13,508
Distribution and Service Fees (Note F):
   Blue Class ...................................       18,343         10,826          7,737           7,673         5,041
   Green Class ..................................          638            469            495             478           408
Professional Services ...........................       38,738         21,641         15,065          15,198        13,854
Administration (Note G) .........................        3,944          2,338          1,679           1,692         1,338
Shareholder Reports .............................        1,143            697            462             470           507
Trustees' Fees and Expenses .....................        4,124          2,408          1,607           1,598         1,831
Other ...........................................        2,843          1,736          1,211           1,211         1,122
                                                      --------      ---------       --------        --------      --------
   Total Expenses ...............................       89,470         51,790         36,642          36,769        37,609
                                                      --------      ---------       --------        --------      --------
Reimbursement of Distribution and Service Fees ..       (2,459)        (3,000)        (2,107)         (2,203)           --
Waiver of Advisory Expenses .....................      (19,697)       (11,675)        (8,386)         (8,449)       (6,176)
                                                      --------      ---------       --------        --------      --------
   Net Expenses .................................       67,314         37,115         26,149          26,117        31,433
                                                      --------      ---------       --------        --------      --------
   Net Investment Loss ..........................       (9,510)        (2,240)        (1,909)         (1,638)      (12,711)
                                                      --------      ---------       --------        --------      --------

REALIZED GAIN (LOSS):
Investment Securities ...........................      (16,557)       (10,725)        (8,062)         (6,997)       (3,378)
Options .........................................       54,847        (52,246)        (2,230)          1,610         8,663
                                                      --------      ---------       --------        --------      --------
   Net Gain (Loss) ..............................       38,290        (62,971)       (10,292)         (5,387)        5,285
                                                      --------      ---------       --------        --------      --------
CHANGE IN NET UNREALIZED APPRECIATION
   (DEPRECIATION):
Investment Securities ...........................      (33,720)       (23,529)       (15,188)        (17,313)      (15,459)
Options Purchased ...............................      (34,537)       (15,198)        16,208         (10,073)           97
Options Written .................................          378         (5,206)        (3,488)             --        (1,636)
                                                      --------      ---------       --------        --------      --------
   Net Unrealized Depreciation ..................      (67,879)       (43,933)        (2,468)        (27,386)      (16,998)
                                                      --------      ---------       --------        --------      --------
   Net Realized and Unrealized Loss .............      (29,589)      (106,904)       (12,760)        (32,773)      (11,713)
                                                      --------      ---------       --------        --------      --------
   Net Decrease in Net Assets Resulting from
      Operations ................................     $(39,099)     $(109,144)      $(14,669)       $(34,411)     $(24,424)
                                                      ========      =========       ========        ========      ========

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Operations
June 30, 2004 (Unaudited)

                                                                                               Total
                                                500         100         400         2000       Index         LS        Total
                                             Protected   Protected   Protected   Protected   Protected   Protected     Index
                                               Growth      Growth      Growth      Growth      Growth      Growth      Growth
                                              Fund II     Fund II     Fund II     Fund II     Fund II     Fund II    Fund III*
                                             ---------   ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT INCOME:
Interest .................................   $ 26,467    $  24,024   $ 13,441    $ 11,018    $ 110,216   $  9,668    $  12,439
                                             --------    ---------   --------    --------    ---------   --------    ---------
EXPENSES:
Advisory (Note C) ........................      7,469        5,703      3,855       3,185       30,976      4,235        3,314
Distribution and Service Fees (Note F)....      9,134        7,061      4,669       3,829       37,355      4,671        4,091
Professional Services ....................     15,727       12,181      7,946       6,336       55,932      8,373        3,502
Offering Costs ...........................     38,478       30,893     19,650      16,197      141,192     33,590      146,190
Administration (Note G) ..................      1,827        1,412        934         766        7,471        934          818
Registration Fees ........................      1,150          895        582         457        3,151        712        1,731
Shareholder Reports ......................      1,103        1,079      1,053       1,044        1,430        540          510
Trustees' Fees and Expenses ..............      3,326        2,670      1,678       1,331        9,977      2,190          690
Other ....................................      1,066          835        501         492        3,838        309          577
                                             --------    ---------   --------    --------    ---------   --------    ---------
   Total Expenses ........................     79,280       62,729     40,868      33,637      291,322     55,554      161,423
                                             --------    ---------   --------    --------    ---------   --------    ---------
Waiver of Advisory Expenses ..............     (4,324)      (3,344)    (2,234)     (1,858)     (17,737)    (2,278)      (1,657)
Reimbursement of Offering Costs ..........    (34,016)     (27,254)   (17,312)    (14,108)    (125,658)   (33,154)    (146,115)
                                             --------    ---------   --------    --------    ---------   --------    ---------
   Net Expenses ..........................     40,940       32,131     21,322      17,671      147,927     20,122       13,651
                                             --------    ---------   --------    --------    ---------   --------    ---------
   Net Investment Loss ...................    (14,473)      (8,107)    (7,881)     (6,653)     (37,711)   (10,454)      (1,212)
                                             --------    ---------   --------    --------    ---------   --------    ---------

REALIZED GAIN (LOSS):
Investment Securities ....................        (99)         172        300         300         (804)        30           --
Options ..................................    (28,948)    (126,256)   (33,426)    (18,558)    (242,949)   (30,061)      17,862
                                             --------    ---------   --------    --------    ---------   --------    ---------
   Net Gain (Loss) .......................    (29,047)    (126,084)   (33,126)    (18,258)    (243,753)   (30,031)      17,862
                                             --------    ---------   --------    --------    ---------   --------    ---------

CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION):
Investment Securities ....................    (22,254)     (20,615)   (11,403)     (9,322)     (92,904)    (8,230)      45,976
Options Purchased ........................      5,359       38,296     18,255       9,121       24,164     17,102       21,924
Options Written ..........................        270      (10,412)        --      (3,052)         972     (1,227)         810
                                             --------    ---------   --------    --------    ---------   --------    ---------
   Net Unrealized Appreciation
      (Depreciation) .....................    (16,625)       7,269      6,852      (3,253)     (67,768)     7,645       68,710
                                             --------    ---------   --------    --------    ---------   --------    ---------
   Net Realized and Unrealized Gain
      (Loss) .............................   $(45,672)   $(118,815)  $(26,274)   $(21,511)   $(311,521)  $(22,386)   $  86,572
                                             ========    =========   ========    ========    =========   ========    =========
   Net Increase (Decrease) in Net
      Assets Resulting from Operations....   $(60,145)   $(126,922)  $(34,155)   $(28,164)   $(349,232)  $(32,840)   $  85,360
                                             ========    =========   ========    ========    =========   ========    =========

*    Commencement of operations for Series III was February 17, 2004.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Changes in Net Assets

                                                                              Principal                    Principal
                                                                              Protected                    Protected
                                                                            500 Series I                 100 Series I
                                                                     --------------------------   --------------------------
                                                                      Six Months        For        Six Months        For
                                                                      Ended June   Period Ended    Ended June   Period Ended
                                                                       30, 2004      December       30, 2004      December
                                                                     (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                                     -----------   ------------   -----------   ------------
OPERATIONS:
Net Investment Loss ..............................................   $    (9,510)   $  (96,180)   $   (2,240)   $  (68,377)
Net Realized Gain (Loss) .........................................        38,290        29,358       (62,971)       27,518
Net Unrealized Depreciation ......................................       (67,879)      (78,883)      (43,933)      (30,855)
                                                                     -----------    ----------    ----------    ----------
   Net Increase (Decrease) in Net Assets from Operations .........       (39,099)     (145,705)     (109,144)      (71,714)
                                                                     -----------    ----------    ----------    ----------

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
   Distributions from Net Realized Gain ..........................            --            --            --        (4,821)
   Distributions from Paid-in Capital ............................            --            --            --       (12,294)

Green Shares
   Distributions from Net Realized Gain ..........................            --            --            --          (388)
   Distributions from Paid-in Capital ............................            --            --            --          (988)
                                                                     -----------    ----------    ----------    ----------
Net Decrease in Net Assets Due to Distributions ..................            --            --            --       (18,491)
                                                                     -----------    ----------    ----------    ----------

CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions .........................................      (980,334)    4,799,679      (418,739)    2,658,826
                                                                     -----------    ----------    ----------    ----------
   Increase/(Decrease) in Net Assets .............................    (1,019,433)    4,653,974      (527,883)    2,568,621
   Net Assets, Beginning of Period ...............................     4,673,974        20,000     2,588,621        20,000
                                                                     -----------    ----------    ----------    ----------
   Net Assets, End of Period .....................................   $ 3,654,541    $4,673,974    $2,060,738    $2,588,621
                                                                     ===========    ==========    ==========    ==========
   Accumulated Net Investment Loss ...............................   $    (9,510)   $       --    $   (2,240)   $       --
                                                                     ===========    ==========    ==========    ==========

*    Commencement of operations was April 17, 2003.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Changes in Net Assets

                                                                         Principal Protected          Principal Protected
                                                                            2000 Series I                 400 Series I
                                                                     --------------------------   --------------------------
                                                                      Six Months        For        Six Months        For
                                                                      Ended June   Period Ended    Ended June   Period Ended
                                                                       30, 2004      December       30, 2004      December
                                                                     (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                                     -----------   ------------   -----------   ------------
OPERATIONS:
Net Investment Loss ..............................................   $   (1,909)    $  (44,306)   $   (1,638)    $  (44,714)
Net Realized Gain (Loss) .........................................      (10,292)        89,213        (5,387)        56,989
Net Unrealized Depreciation ......................................       (2,468)       (28,822)      (27,386)       (35,980)
                                                                     ----------     ----------    ----------     ----------
   Net Increase (Decrease) in Net Assets from Operations .........      (14,669)        16,085       (34,411)       (23,705)
                                                                     ----------     ----------    ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
   Distributions from Net Realized Gain ..........................           --        (52,857)           --        (30,869)
Green Shares
   Distributions from Net Realized Gain ..........................           --         (2,585)           --         (1,472)
                                                                     ----------     ----------    ----------     ----------
Net Decrease in Net Assets Due to Distributions ..................           --        (55,442)           --        (32,341)
                                                                     ----------     ----------    ----------     ----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions .........................................     (334,071)     1,856,778      (283,261)     1,870,854
                                                                     ----------     ----------    ----------     ----------
   Increase (Decrease) in Net Assets .............................     (348,740)     1,817,421      (317,672)     1,814,808
   Net Assets, Beginning of Period ...............................    1,837,421         20,000     1,834,808         20,000
                                                                     ----------     ----------    ----------     ----------
   Net Assets, End of Period .....................................   $1,488,681     $1,837,421    $1,517,136     $1,834,808
                                                                     ==========     ==========    ==========     ==========
   Accumulated Net Investment Loss ...............................   $   (1,909)    $       --    $   (1,638)    $       --
                                                                     ==========     ==========    ==========     ==========

*    Commencement of operations was April 17, 2003.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Changes in Net Assets

                                                                Principal
                                                                Protected                  500 Protected
                                                               LS Series I                Growth Fund II
                                                       --------------------------   --------------------------
                                                        Six Months        For        Six Months        For
                                                        Ended June   Period Ended    Ended June   Period Ended
                                                         30, 2004      December       30, 2004      December
                                                       (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                       -----------   ------------   -----------   ------------
OPERATIONS:
Net Investment Loss ................................   $  (12,711)    $  (38,633)   $  (14,473)    $       --
Net Realized Gain (Loss) ...........................        5,285         57,260       (29,047)            --
Net Unrealized Depreciation ........................      (16,998)       (16,267)      (16,625)            --
                                                       ----------     ----------    ----------     ----------
   Net Increase (Decrease) in Net Assets from
      Operations ...................................      (24,424)         2,360       (60,145)            --
                                                       ----------     ----------    ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
   Distributions from Net Realized Gain ............           --        (29,509)           --             --
Green Shares
   Distributions from Net Realized Gain ............           --         (5,722)           --             --
                                                       ----------     ----------    ----------     ----------
Net Decrease in Net Assets Due to Distributions ....           --        (35,231)           --             --
                                                       ----------     ----------    ----------     ----------

CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase (Decrease) in Net Assets
      Resulting from Capital Share Transactions ....     (159,687)     1,423,723       (75,931)     1,926,094
                                                       ----------     ----------    ----------     ----------
   Increase (Decrease) in Net Assets ...............     (184,111)     1,390,852      (136,076)     1,926,094
   Net Assets, Beginning of Period .................    1,410,852         20,000     1,926,094             --
                                                       ----------     ----------    ----------     ----------
   Net Assets, End of Period .......................   $1,226,741     $1,410,852    $1,790,018     $1,926,094
                                                       ==========     ==========    ==========     ==========
   Accumulated Net Investment Loss .................   $  (12,711)    $       --    $  (14,473)    $       --
                                                       ==========     ==========    ==========     ==========

* Commencement of operations was April 17, 2003 and October 2, 2003 for Principal Protected LS Series 1 and 500 Protected Growth Fund II, respectively.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Changes in Net Assets

                                                             100 Protected                400 Protected
                                                            Growth Fund II               Growth Fund II
                                                      --------------------------   --------------------------
                                                       Six Months        For        Six Months        For
                                                       Ended June   Period Ended    Ended June   Period Ended
                                                        30, 2004      December       30, 2004      December
                                                      (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                      -----------   ------------   -----------   ------------
OPERATIONS:
Net Investment Loss ...............................   $   (8,107)    $       --     $ (7,881)      $     --
Net Realized Loss .................................     (126,084)            --      (33,126)            --
Net Unrealized Appreciation .......................        7,269             --        6,852             --
                                                      ----------     ----------     --------       --------
   Net Decrease in Net Assets from Operations .....     (126,922)            --      (34,155)            --
                                                      ----------     ----------     --------       --------

CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase (Decrease) in Net Assets
      Resulting from Capital Share Transactions ...      (66,270)     1,546,412      (39,402)       983,600
                                                      ----------     ----------     --------       --------
   Increase (Decrease) in Net Assets ..............     (193,192)     1,546,412      (73,557)       983,600
   Net Assets, Beginning of Period ................    1,546,412             --      983,600             --
                                                      ----------     ----------     --------       --------
   Net Assets, End of Period ......................   $1,353,220     $1,546,412     $910,043       $983,600
                                                      ==========     ==========     ========       ========
   Accumulated Net Investment Loss ................   $   (8,107)    $       --     $ (7,881)      $     --
                                                      ==========     ==========     ========       ========

*    Commencement of operations was October 2, 2003.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Changes in Net Assets

                                                            2000 Protected            Total Index Protected
                                                            Growth Fund II               Growth Fund II
                                                      --------------------------   --------------------------
                                                       Six Months        For        Six Months        For
                                                       Ended June   Period Ended    Ended June   Period Ended
                                                        30, 2004      December       30, 2004      December
                                                      (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                      -----------   ------------   -----------   ------------
OPERATIONS:
Net Investment Loss ...............................    $ (6,653)      $     --     $  (37,711)    $       --
Net Realized Loss .................................     (18,258)            --       (243,753)            --
Net Unrealized Depreciation .......................      (3,253)            --        (67,768)            --
                                                       --------       --------     ----------     ----------
   Net Decrease in Net Assets from Operations .....     (28,164)            --       (349,232)            --
                                                       --------       --------     ----------     ----------

CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase (Decrease) in Net Assets
      Resulting from Capital Share Transactions ...     (38,814)       820,344       (261,608)     8,125,471
                                                       --------       --------     ----------     ----------
   Increase (Decrease) in Net Assets ..............     (66,978)       820,344       (610,840)     8,125,471
   Net Assets, Beginning of Period ................     820,344             --      8,125,471             --
                                                       --------       --------     ----------     ----------
   Net Assets, End of Period ......................    $753,366       $820,344     $7,514,631     $8,125,471
                                                       ========       ========     ==========     ==========
   Accumulated Net Investment Loss ................    $ (6,653)      $     --     $  (37,711)    $       --
                                                       ========       ========     ==========     ==========

*    Commencement of operations was October 2, 2003.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Statements of Changes in Net Assets

                                                                         LS Protected            Total Index
                                                                        Growth Fund II         Growth Fund III
                                                                  --------------------------   ---------------
                                                                                                  For Period
                                                                   Six Months        For            Ended
                                                                   Ended June   Period Ended         June
                                                                    30, 2004      December        30, 2004
                                                                  (Unaudited)     31, 2003*      (Unaudited)*
                                                                  -----------   ------------     ------------
OPERATIONS:
Net Investment Loss ...........................................    $(10,454)      $     --        $   (1,212)
Net Realized Gain (Loss) ......................................     (30,031)            (3)           17,862
Net Unrealized Appreciation ...................................       7,645             --            68,710
                                                                   --------       --------        ----------
   Net Increase (Decrease) in Net Assets from Operations ......     (32,840)            (3)           85,360
                                                                   --------       --------        ----------

CAPITAL SHARE TRANSACTIONS BY CLASS:
   Net Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions ......................................     (24,035)       718,594         6,219,675
                                                                   --------       --------        ----------
   Increase (Decrease) in Net Assets ..........................     (56,875)       718,591         6,305,035
   Net Assets, Beginning of Period ............................     718,591             --                10
                                                                   --------       --------        ----------
   Net Assets, End of Period ..................................    $661,716       $718,591        $6,305,045
                                                                   ========       ========        ==========
   Accumulated Net Investment Loss ............................    $(10,454)      $     --        $   (1,212)
                                                                   ========       ========        ==========

* Commencement of operations was October 2, 2003 and March 24, 2004 for LS Protected Growth Fund II and Total Index Growth Fund III,respectively.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 500 Series I

                                                                   Blue                         Green
                                                                  Shares                       Shares
                                                        --------------------------   --------------------------
                                                            Six                          Six
                                                           Months                       Months
                                                         Ended June   Period Ended    Ended June   Period Ended
                                                          30, 2004      December       30, 2004      December
                                                        (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                        -----------   ------------   -----------   ------------
Net Asset Value, Beginning of Period ................   $ 9.81         $10.00        $ 9.81         $10.00
                                                        ------         ------        ------         ------

Income from Investment Operations:

Net Investment Loss** ...............................    (0.02)         (0.19)        (0.02)         (0.19)

Net Realized and Unrealized Loss ....................    (0.13)         (0.00)(b)     (0.13)         (0.00)(b)
                                                        ------         ------        ------         ------
   Total from Investment Operations .................    (0.15)         (0.19)        (0.15)         (0.19)
                                                        ------         ------        ------         ------
Net Asset Value, End of Period ......................   $ 9.66         $ 9.81        $ 9.66         $ 9.81
                                                        ======         ======        ======         ======
Total Return (a) ....................................    (1.53)%        (2.00)%       (1.53)%        (2.00)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) ............   $3,558         $4,092        $   97         $  582
Ratio of Expenses to Average Net Assets
   Before Expense Waivers ...........................     4.55%***       5.29%***      4.17%***       5.29%***
   After Expense Waivers ............................     3.42%***        N/A          3.22%***        N/A
Ratio of Net Investment Loss to Average Net Assets
   Before Expense Waivers ...........................    (1.62)%***     (2.80)%***    (1.25)%***     (2.80)%***
   After Expense Waivers ............................    (0.49)%***       N/A         (0.30)%***       N/A
Portfolio Turnover Rate .............................        0%            48%            0%            48%

*    Commencement of operations was April 17, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) Total return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

(b)  Amount represents less than $0.01 per share.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 100 Series I

                                                                   Blue                         Green
                                                                  Shares                       Shares
                                                        --------------------------   --------------------------
                                                            Six                          Six
                                                           Months                       Months
                                                         Ended June   Period Ended    Ended June   Period Ended
                                                          30, 2004      December       30, 2004      December
                                                        (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                        -----------   ------------   -----------   ------------
Net Asset Value, Beginning of Period ................   $ 9.88         $10.00        $ 9.88         $10.00
                                                        ------         ------        ------         ------

Income from Investment Operations:

Net Investment Loss** ...............................    (0.01)         (0.22)        (0.02)         (0.22)

Net Realized and Unrealized Gain (Loss) .............    (0.46)          0.16         (0.46)          0.16
                                                        ------         ------        ------         ------
   Total from Investment Operations .................    (0.47)         (0.06)        (0.48)         (0.06)
                                                        ------         ------        ------         ------
Less Distributions:

   Distributions from Net Realized Gains ............       --          (0.02)           --          (0.02)

   Distributions from Paid-in Capital ...............       --          (0.04)           --          (0.04)
                                                        ------         ------        ------         ------
   Total Distributions ..............................       --          (0.06)           --          (0.06)
                                                        ------         ------        ------         ------
Net Asset Value, End of Period ......................   $ 9.41         $ 9.88        $ 9.40         $ 9.88
                                                        ======         ======        ======         ======
Total Return (a) ....................................    (4.76)%        (0.74)%       (4.86)%        (0.74)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) ............   $1,967         $2,490        $   94         $   99
Ratio of Expenses to Average Net Assets
   Before Expense Waivers ...........................     4.43%***       5.86%***      4.54%***       5.86%***
   After Expense Waivers ............................     3.17%***        N/A          3.39%***        N/A
Ratio of Net Investment Loss to Average Net Assets
   Before Expense Waivers ...........................    (1.45)%***     (3.27)%***    (1.55)%***     (3.27)%***
   After Expense Waivers ............................    (0.19)%***       N/A         (0.40)%***       N/A
Portfolio Turnover Rate .............................        0%            63%            0%            63%

*    Commencement of operations was April 17, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) Total return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 2000 Series I

                                                                   Blue                         Green
                                                                  Shares                       Shares
                                                        --------------------------   --------------------------
                                                            Six                          Six
                                                           Months                       Months
                                                         Ended June   Period Ended    Ended June   Period Ended
                                                          30, 2004      December       30, 2004      December
                                                        (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                        -----------   ------------   -----------   ------------
Net Asset Value, Beginning of Period ................   $ 9.84        $10.00         $ 9.85        $10.00
                                                        ------        ------         ------        ------
Income from Investment Operations:

Net Investment Loss**  ..............................    (0.01)        (0.21)         (0.03)        (0.21)

Net Realized and Unrealized Gain (Loss)  ............    (0.10)         0.31          (0.10)         0.32
                                                        ------        ------         ------        ------
      Total from Investment Operations ..............    (0.11)         0.10          (0.13)         0.11
                                                        ------        ------         ------        ------
Less Distributions:

      Distributions from Net Realized Gains .........       --         (0.26)            --         (0.26)
                                                        ------        ------         ------        ------
Net Asset Value, End of Period ......................   $ 9.73        $ 9.84         $ 9.72        $ 9.85
                                                        ======        ======         ======        ======
Total Return (a) ....................................    (1.12)%        0.87%         (1.32)%        0.97%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) ............   $1,390        $1,737         $   99        $  101
Ratio of Expenses to Average Net Assets
   Before Expense Waivers ...........................     4.36%***      5.60%***       4.49%***      5.60%***
   After Expense Waivers ............................     3.09%***       N/A           3.48%***       N/A
Ratio of Net Investment Loss to Average Net Assets
   Before Expense Waivers ...........................    (1.47)%***    (3.05)%***     (1.60)%***    (3.05)%***
   After Expense Waivers ............................    (0.20)%***      N/A          (0.59)%***      N/A
Portfolio Turnover Rate .............................        0%           69%             0%           69%

*    Commencement of operations was April 17, 2003
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) Total return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 400 Series I

                                                                   Blue                         Green
                                                                  Shares                       Shares
                                                        --------------------------   --------------------------
                                                            Six                          Six
                                                           Months                       Months
                                                         Ended June   Period Ended    Ended June   Period Ended
                                                          30, 2004      December       30, 2004      December
                                                        (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                        -----------   ------------   -----------   ------------
Net Asset Value, Beginning of Period ................   $ 9.81        $10.00         $ 9.82        $10.00
                                                        ------        ------         ------        ------
Income from Investment Operations:

Net Investment Loss** ...............................    (0.01)        (0.20)         (0.03)        (0.20)

Net Realized and Unrealized Gain (Loss) .............    (0.22)         0.16          (0.22)         0.17
                                                        ------        ------         ------        ------
      Total from Investment Operations ..............    (0.23)        (0.04)         (0.25)        (0.03)
                                                        ------        ------         ------        ------
Less Distributions:

      Distributions from Net Realized Gains .........       --         (0.15)            --         (0.15)
                                                        ------        ------         ------        ------
Net Asset Value, End of Period ......................   $ 9.58        $ 9.81         $ 9.57        $ 9.82
                                                        ======        ======         ======        ======
Total Return (a) ....................................    (2.35)%       (0.54)%        (2.55)%       (0.44)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) ............   $1,421        $1,735         $   96        $   99
Ratio of Expenses to Average Net Assets
   Before Expense Waivers ...........................     4.34%***      5.59%***       4.45%***      5.59%***
   After Expense Waivers ............................     3.07%***       N/A           3.44%***       N/A
Ratio of Net Investment Loss to Average Net Assets
   Before Expense Waivers ...........................    (1.45)%***    (3.03)%***     (1.55)%***    (3.03)%***
   After Expense Waivers ............................    (0.18)%***      N/A          (0.54)%***      N/A
Portfolio Turnover Rate .............................        0%           61%             0%           61%

*    Commencement of operations was April 17, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected LS Series I

                                                                   Blue                         Green
                                                                  Shares                       Shares
                                                        --------------------------   --------------------------
                                                            Six                          Six
                                                           Months                       Months
                                                         Ended June   Period Ended    Ended June   Period Ended
                                                          30, 2004      December       30, 2004      December
                                                        (Unaudited)     31, 2003*    (Unaudited)     31, 2003*
                                                        -----------   ------------   -----------   ------------
Net Asset Value, Beginning of Period ................   $ 9.92        $10.00         $ 9.91        $10.00
                                                        ------        ------         ------        ------
Income from Investment Operations:

Net Investment Loss** ...............................    (0.10)        (0.19)         (0.10)        (0.19)

Net Realized and Unrealized Gain (Loss) .............    (0.11)         0.26          (0.10)         0.25
                                                        ------        ------         ------        ------
      Total from Investment Operations ..............    (0.21)         0.07          (0.20)         0.06
                                                        ------        ------         ------        ------
Less Distributions:

      Distributions from Net Realized Gains .........       --         (0.15)            --         (0.15)
                                                        ------        ------         ------        ------
Net Asset Value, End of Period ......................   $ 9.71        $ 9.92         $ 9.71        $ 9.91
                                                        ======        ======         ======        ======
Total Return (a) ....................................    (2.12)%        0.67%         (2.02)%        0.57%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) ............   $1,129        $1,311         $   98        $  100
Ratio of Expenses to Average Net Assets
   Before Expense Waivers ...........................     5.61%***      5.17%***       5.76%***      5.17%***
   After Expense Waivers ............................     4.69%***       N/A           4.81%***       N/A
Ratio of Net Investment Loss to Average Net Assets
   Before Expense Waivers ...........................    (2.81)%***    (2.69)%***     (2.96)%***    (2.69)%***
   After Expense Waivers ............................    (1.89)%***      N/A          (2.01)%***      N/A
Portfolio Turnover Rate .............................        0%          101%             0%          101%

*    Commencement of operations was April 17, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

500 Protected Growth Fund II

                                                      Six Months
                                                      Ended June   Period Ended
                                                       30, 2004      December
                                                     (Unaudited)     31, 2003*
                                                     -----------   ------------
Net Asset Value, Beginning of Period .............    $10.00         $10.00
                                                      ------         ------
Income from Investment Operations:
Net Investment Income (Loss) .....................     (0.08)          0.00
Net Realized and Unrealized Loss .................     (0.24)            --
                                                      ------         ------
   Total From Investment Operations ..............     (0.32)          0.00
                                                      ------         ------
Net Asset Value, End of Period ...................    $ 9.68         $10.00
                                                      ======         ======
Total Return (a) .................................     (3.20)%         0.00%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) .........    $1,790         $1,926
Ratio of Expenses to Average Net Assets:
   Before Expense Waivers ........................      8.49%**        2.99%**
   After Expense Waivers .........................      4.39%**        0.60%**
Ratio of Net Investment Loss to Average
   Net Assets:
   Before Expense Waivers ........................     (5.66)%**      (2.38)%**
   After Expense Waivers .........................     (1.56)%**       0.00%**
Portfolio Turnover Rate ..........................         4%           N/A

*    Commencement of operations was October 2, 2003.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

100 Protected Growth Fund II

                                                      Six Months
                                                      Ended June   Period Ended
                                                       30, 2004      December
                                                     (Unaudited)     31, 2003*
                                                     -----------   ------------
Net Asset Value, Beginning of Period .............    $10.00         $10.00
                                                      ------         ------
Income from Investment Operations:
Net Investment Income (Loss) .....................     (0.05)          0.00
Net Realized and Unrealized Loss .................     (0.79)            --
                                                      ------         ------
   Total From Investment Operations ..............     (0.84)          0.00
                                                      ------         ------
Net Asset Value, End of Period ...................    $ 9.16         $10.00
                                                      ======         ======
Total Return (a) .................................     (8.40)%         0.00%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) .........    $1,353         $1,546
Ratio of Expenses to Average Net Assets:
   Before Expense Waivers ........................      8.68%**        3.00%**
   After Expense Waivers .........................      4.45%**        0.59%**
Ratio of Net Investment Loss to Average
   Net Assets:
   Before Expense Waivers ........................     (5.35)%**      (2.42)%**
   After Expense Waivers .........................     (1.12)%**       0.00%**
Portfolio Turnover Rate ..........................         4%           N/A

*    Commencement of operations was October 2, 2003.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented

400 Protected Growth Fund II

                                                      Six Months
                                                      Ended June   Period Ended
                                                       30, 2004      December
                                                     (Unaudited)     31, 2003*
                                                     -----------   ------------
Net Asset Value, Beginning of Period .............    $10.00         $10.00
                                                      ------         ------
Income from Investment Operations:
Net Investment Income (Loss) .....................     (0.08)          0.00
Net Realized and Unrealized Loss .................     (0.28)            --
                                                      ------         ------
   Total From Investment Operations ..............     (0.36)          0.00
                                                      ------         ------
Net Asset Value, End of Period ...................    $ 9.64         $10.00
                                                      ======         ======
Total Return (a) .................................     (3.60)%         0.00%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) .........    $  910         $  984
Ratio of Expenses to Average Net Assets:
   Before Expense Waivers ........................      8.56%**        3.00%**
   After Expense Waivers .........................      4.47%**        0.57%**
Ratio of Net Investment Loss to Average
   Net Assets:
   Before Expense Waivers ........................     (5.75)%**      (2.43)%**
   After Expense Waivers .........................     (1.66)%**       0.00%**
Portfolio Turnover Rate ..........................         3%           N/A

*    Commencement of operations was October 2, 2003.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

2000 Protected Growth Fund II

                                                      Six Months
                                                      Ended June   Period Ended
                                                       30, 2004      December
                                                     (Unaudited)     31, 2003*
                                                     -----------   ------------
Net Asset Value, Beginning of Period .............    $10.00         $10.00
                                                      ------         ------
Income from Investment Operations:
Net Investment Income (Loss) .....................     (0.08)          0.00
Net Realized and Unrealized Loss .................     (0.28)            --
                                                      ------         ------
   Total From Investment Operations ..............     (0.36)          0.00
                                                      ------         ------
Net Asset Value, End of Period ...................    $ 9.64         $10.00
                                                      ======         ======
Total Return (a) .................................     (3.60)%         0.00%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) .........    $  753         $  820
Ratio of Expenses to Average Net Assets:
   Before Expense Waivers ........................      8.59%**        3.00%**
   After Expense Waivers .........................      4.51%**        0.51%**
Ratio of Net Investment Income to Average
   Net Assets:
   Before Expense Waivers ........................     (5.78)%**      (2.49)%**
   After Expense Waivers .........................     (1.70)%**       0.00%**
Portfolio Turnover Rate ..........................         4%           N/A

*    Commencement of operations was October 2, 2003.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Total Index Protected Growth Fund II

                                                      Six Months
                                                      Ended June   Period Ended
                                                      30, 2004       December
                                                     (Unaudited)     31, 2003*
                                                     -----------   ------------
Net Asset Value, Beginning of Period .............    $10.00         $10.00
                                                      ------         ------
Income from Investment Operations:
Net Investment Income (Loss) .....................     (0.05)          0.00
Net Realized and Unrealized Loss .................     (0.38)            --
                                                      ------         ------
   Total From Investment Operations ..............     (0.43)          0.00
                                                      ------         ------
Net Asset Value, End of Period ...................    $ 9.57         $10.00
                                                      ======         ======
Total Return (a) .................................     (4.30)%         0.00%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) .........    $7,515         $8,125
Ratio of Expenses to Average Net Assets:
   Before Expense Waivers ........................      7.64%**        3.00%**
   After Expense Waivers .........................      3.88%**        0.42%**
Ratio of Net Investment Loss to Average
   Net Assets:
   Before Expense Waivers ........................     (4.75)%**      (2.58)%**
   After Expense Waivers .........................     (0.99)%**       0.00%**
Portfolio Turnover Rate ..........................         3%           N/A

*    Commencement of operations was October 2, 2003.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

LS Protected Growth Fund II

                                                      Six Months
                                                      Ended June   Period Ended
                                                       30, 2004      December
                                                     (Unaudited)     31, 2003*
                                                     -----------   ------------
Net Asset Value, Beginning of Period .............    $10.00         $10.00
                                                      ------         ------
Income from Investment Operations:
Net Investment Income (Loss) .....................     (0.15)          0.00
Net Realized and Unrealized Loss .................     (0.31)         (0.00)(b)
                                                      ------         ------
   Total From Investment Operations ..............     (0.46)          0.00
                                                      ------         ------
Net Asset Value, End of Period ...................    $ 9.54         $10.00
                                                      ======         ======
Total Return (a) .................................     (4.60)%         0.00%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) .........    $  662         $  719
Ratio of Expenses to Average Net Assets:
   Before Expense Waivers ........................     11.44%**        2.99%**
   After Expense Waivers .........................      4.15%**        0.44%**
Ratio of Net Investment Loss to Average
   Net Assets:
   Before Expense Waivers ........................     (9.45)%**      (2.54)%**
   After Expense Waivers .........................     (2.16)%**       0.00%**
Portfolio Turnover Rate ..........................         1%           N/A

*    Commencement of operations was October 2, 2003.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

(b)  Amount represents less than $0.005 per share.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented

Total Index Growth Fund III

                                                                    Period Ended
                                                                        June
                                                                      30, 2004*
                                                                     (Unaudited)
                                                                    ------------
Net Asset Value, Beginning of Period ............................    $ 10.00
                                                                     -------
Income from Investment Operations:
Net Investment Income ...........................................       0.00(b)
Net Realized and Unrealized Gain ................................       0.14
   Total From Investment Operations .............................       0.14
                                                                     -------
Net Asset Value, End of Period ..................................    $ 10.14
                                                                     =======
Total Return (a) ................................................       1.40%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands) ........................    $ 6,305
Ratio of Expenses to Average Net Assets:
   Before Expense Waivers .......................................      13.22%**
   After Expense Waivers ........................................       1.12%**
Ratio of Net Investment Loss to Average Net Assets:
   Before Expense Waivers .......................................     (12.20)%**
   After Expense Waivers ........................................      (0.10)%**
Portfolio Turnover Rate .........................................          0%

*    Commencement of operations was March 24, 2004.
**   Annualized

(a) Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Series distributions or the redemption of Series shares.

(b)  Amount represents less than $0.01 per share.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

A. Organization: Agilex Funds (the "Trust") was organized as a Delaware Statutory Trust on March 26, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of June 30, 2004, the Trust is comprised of three series ("Series I", "Series II" and "Series III"). Series I consists of five portfolios: Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I and Principal Protected LS Series I, while Series II is comprised of six portfolios:
500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II and LS Protected Growth Fund II, and Series III is comprised of one portfolio: Total Index Growth Fund III (individually a "Fund" and collectively the "Funds"). The investment objective of the Funds, except the Series III Fund, is to meet or exceed the performance of certain indexes over a seven-year period while protecting the value of a shareholder's principal investment in the Fund (including any sales load) at the end of the seven-year period (the "Protected Amount"). The primary investment objective of the Series III Fund is to meet or exceed the performance of a certain index over a seven-year period with absolute returns. The secondary objective of the Fund is to protect a shareholder's Protected amount at the end of the seven-year period. The indexes that were selected to be the Funds benchmarks are as follows:

Fund                                                    Benchmark
----------------------------------------------------------------------------------
Principal Protected 500 Series I       Standard & Poor's 500 Composite Stock Index
Principal Protected 100 Series I       Nasdaq-100 Index
Principal Protected 2000 Series I      Russell 2000 Index
Principal Protected 400 Series I       Standard & Poor's Mid-Cap 400 Index
Principal Protected LS Series I        Standard & Poor's 500 Composite Stock Index
500 Protected Growth Fund II           Standard & Poor's 500 Composite Stock Index
100 Protected Growth Fund II           Nasdaq-100 Index
400 Protected Growth Fund II           Standard & Poor's Mid-Cap 400 Index
2000 Protected Growth Fund II          Russell 2000 Index
Total Index Protected Growth Fund II   Standard & Poor's 500 Composite Stock Index
LS Protected Growth Fund II            Standard & Poor's 500 Composite Stock Index
Total Index Growth Fund III            Standard & Poor's 500 Composite Stock Index

The offering period for Series I, Series II and Series III was February 20, 2003 through June 20, 2003, September 2, 2003 through December 29, 2003, and February 17, 2004 through May 31, 2004, respectively. Each Fund in Series I was seeded with $20,000 in capital for 2,000 seed shares by Agilex Asset Management LLC ( the "Adviser"). Shares were sold to the public and operations commenced on April 17, 2003 for each Fund in Series I, October 2, 2003 for each Fund in Series II and March 24, 2004 for the Fund in Series III. The Investment Date, when the Adviser began investment operations to meet the Funds' investment objectives, is July 7, 2003, January 5, 2004 and June 7, 2004 for Series I, Series II and Series III, respectively.

Each Fund in the Trust offers either a single class of shares (Series II and III), or two classes of shares (Series I). Funds with two classes of shares offer Blue Shares and Green Shares. Each class of shares of a Series I Fund represents interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structure and ongoing operating expenses.

B. Significant Accounting Policies. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

1. Security Valuation. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices or current market quotations or calculations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the Nasdaq official closing price. Other OTC securities are valued at the last bid price. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Options are valued using the mean between the ask and bid prices. U.S. Government securities values are based upon latest quoted bid price. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. All other securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees and in accordance with procedures adopted by the Board.

2. Zero Coupon Treasuries. Zero coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a discount from their face value and do not pay current interest to holders prior to maturity. The discount approximates the total interest the securities will accrue and compound over the period to maturity at a rate of interest reflecting the market rate at the time of purchase. The original issue discount on the zero coupon securities is amortized using the effective method and included in the income of a Fund, even though payment has not been received. Because interest on zero coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities may be subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

3. Options on Fixed-Income, Equity Securities and Indices. Each Fund may purchase or write exchange-traded or OTC put and call options on fixed-income securities, equity securities and stock indices. A Fund may employ these investment strategies to enhance its performance or to hedge against a decline in the value of securities owned by the Funds. However, the Subadviser will purchase put options for the Funds (except the Principal Protected LS Series I and LS Protected Growth Fund II (LS Funds)) only as a risk reducing technique. A stock index option and an exchage-traded fund option are an option contract whose value is based on the value of a stock index at some future point in time. When writing call and put options, the Funds will "cover" these positions by purchasing a call or put option on the same index or security. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price.

4. Futures. Each Fund may purchase or sell futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date (typically the contract's final settlement date). These are highly standardized contracts that typically are traded on futures exchanges. Like options on indices, a Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund.

5. Offering Costs. The Adviser incurred $426,190 in offering costs for the Trust, of which $280,000 and $146,190 was allocated to Series II and Series III, respectively. The Adviser absorbed $251,502 and $146,190 of the offering costs incurred for Series II and Series III, respectively. Offering costs are deferred during the offering period and recorded as an expense on the Investment Date. Such costs are allocated by

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

the Series on a pro rata basis amongst the Funds.

6. Accounting for Investments. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined by the identified cost method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives.

7. Multiple Class Allocations: Investment income and expenses (other than service and distribution fees) are allocated to each share class on a daily basis based upon net assets of that class.

C. Adviser and Subadviser Fee. Commencing with the Funds' Investment Dates, the Funds, except the LS Funds, pay the Adviser a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

Commencing with the Funds' Investment Dates, the LS Funds pay the Adviser a fee as a percentage of each of the LS Funds' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of each of the LS Funds at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund.

Commencing with the Funds' Investment Dates, the Funds, except the LS Funds, pay Broadmark Asset Management, LLC (the "Subadviser" ) a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets. Commencing with the Funds' Investment Dates, the LS Funds pay the Subadviser a fee as a percentage of each of the LS Funds' average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the respective LS Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund.

For Series II, the Adviser and Subadviser have contractually agreed with the Trust to limit the management fees they charge to each Series II Fund, except the LS Fund II, so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (1) 0.40% of the average daily net assets of each such Fund invested in Designated Treasury Securities, plus (2) 2.00% of the average daily net assets of each such Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by each such Fund exceed 1% of its average daily net assets (or such other maximum aggregate fee permitted under the Advisory Agreement with the Subadviser). This arrangement will be in effect until the first anniversary of the Investment Dates.

For the six months ended June 30, 2004, the Adviser and Subadviser voluntarily agreed to waive advisory fees in the amount of $54,383, $31,775 and $1,657 for Series I, II and III, respectively.

D. Trustee Fees. Each Trustee is paid an annual retainer fee of $8,000 for the Trustee's service to the Trust. In addition, each Trustee is paid a fee of $3,000 for each Board meeting attended. Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings.

E. Distributor. ALPS Distributors, Inc. (the "Distributor") is the distributor of the shares of the Funds and provides distribution services pursuant to Distribution Plans (the "Plans") in accordance with Rule 12b-1

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

under the Act. Commencing with the Funds' Investment Dates, the Funds pay quarterly fees at an annual rate of 0.50% and 0.75% of average net assets for Series I and Series II, respectively. In addition, the Trust will pay the Distributor a monthly fee at the rate of $1,000 per Fund for the first three Funds, $800 per Fund for the next four Funds, and $600 for each Fund thereafter. The Trust will allocate the aggregate fee among the Funds based on each Fund's respective net assets. The Adviser has agreed to reimburse any amount in excess of annual limits under Rule 12b-1 of the 1940 Act.

For the fiscal year ended December 31, 2003, the distribution fees paid by the Series I Funds (other than the LS Fund) exceeded the limit for such fees included in rules adopted by the National Association of Securities Dealers ("NASD") that apply to broker-dealers that sell shares of the Trust. The adviser reimbursed the relevant Series I Funds for the amounts by which the payments exceeded the NASD limit during these periods through a one-time reimbursement as of June 30, 2004. These reimbursements amounted to $2,459 for the AGILEX Principal Protected 500 Series I, $3000 for the AGILEX Principal Protected 100 Series I, $2,107 for the AGILEX Principal Protected 2000 Series I, and $2,203 for the AGILEX Principal Protected 400 Series I.

For the period ended June 30, 2004, the Series I Funds paid certain distribution fees that should have been allocated to, and paid by, the Series II Funds and the Series III Funds. The adviser reimbursed the relevant Series I Funds for the amounts of the overpayments through a one-time reimbursement as of June 30, 2004. These reimbursements amounted to $2,245 for the AGILEX Principal Protected 500 Series I, $1,370 for the AGILEX Principal Protected 100 Series I, $854 for the AGILEX Principal Protected 2000 Series I, $990 for the AGILEX Principal Protected 400 Series I, and $830 for the AGILEX Principal Protected LS Series I.

The following table shows the amount of sales loads for the six months ended June 30, 2004:

                                                                     Sales Loads
                                                                         Paid
Series I                                                             Blue Shares
--------------------------------------------------------------------------------
Principal Protected 500 Series I                                      $1,447,545
Principal Protected 100 Series I                                         287,178
Principal Protected 2000 Series I                                        202,474
Principal Protected 400 Series I                                         226,669
Principal Protected LS Series I                                          178,693

                                                                     Sales Loads
Series II                                                                Paid
--------------------------------------------------------------------------------
500 Protected Growth Fund II                                          $   38,798
100 Protected Growth Fund II                                              37,078
400 Protected Growth Fund II                                              82,852
2000 Protected Growth Fund II                                             12,740
Total Index Protected Growth Fund II                                      88,307
LS Protected Growth Fund II                                                   --

                                                                     Sales Loads
Series III                                                               Paid
--------------------------------------------------------------------------------
Total Index Growth Fund III                                           $6,809,355

F. Shareholder Service Fee: Commencing with the Funds' Investment Dates, the Funds, except the LS Funds, pay up to 0.25% of the average daily net assets of each class for the servicing of shareholder accounts. Commencing with the Funds' Investment Dates, the LS Funds pay up to 0.10% of the average daily net assets of each class for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

G. Administration Fee: The Funds pay an administrative fee of 0.20% of the average daily net assets with a minimum fee per Fund. The Adviser has agreed to bear the cost of any amount in excess of the basis point

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

fee.

H. Allocation of Expenses: Direct expenses are charged to the respective Funds and general Trust expenses are allocated to each Fund on the basis of relative net assets of the Funds.

I. Purchases and Sales of Securities: For the period ended June 30, 2004, purchases and sales of investment securities, excluding short term investments, are as follows:

Fund                                                      Purchases      Sales
--------------------------------------------------------------------------------
Principal Protected 500 Series I                         $       --   $1,086,803
Principal Protected 100 Series I                                 --      513,147
Principal Protected 2000 Series I                                --      393,986
Principal Protected 400 Series I                                 --      335,845
Principal Protected LS Series I                                  --      243,315
500 Protected Growth Fund II                              1,375,737       43,951
100 Protected Growth Fund II                              1,103,949       38,039
400 Protected Growth Fund II                             70,084,710       18,777
2000 Protected Growth Fund II                               576,405       18,777
Total Index Protected Growth Fund II                      5,712,897      153,070
LS Protected Growth Fund II                                 496,243        3,890
Total Index Growth Fund III                               4,241,283           --

J. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

As of June 30, 2004, the cost of investments for federal income tax purposes and gross unrealized appreciation (depreciation) of investments were as follows:

                                                                                        Net
                                                        Gross          Gross       Appreciation
Fund                                      Cost      Appreciation   Depreciation   (Depreciation)
------------------------------------------------------------------------------------------------
Principal Protected 500 Series I       $3,528,630      $19,778      $(166,918)      $(147,140)
Principal Protected 100 Series I        1,983,849       23,935        (93,517)        (69,582)
Principal Protected 2000 Series I       1,431,923       36,512        (64,314)        (27,802)
Principal Protected 400 Series I        1,450,133       12,170        (75,536)        (63,366)
Principal Protected LS Series I         1,177,618       22,348        (53,977)        (31,629)
500 Protected Growth Fund II            1,487,391       10,230        (27,125)        (16,895)
100 Protected Growth Fund II            1,187,101       38,296        (20,615)         17,681
400 Protected Growth Fund II              794,265       18,255        (11,403)          6,852
2000 Protected Growth Fund II             663,943       22,820        (23,021)           (201)
Total Index Protected Growth Fund II    6,213,946       43,648       (112,388)        (68,740)
LS Protected Growth Fund II               577,735       17,102         (8,230)          8,872
Total Index Growth Fund III             4,768,844       86,896        (18,996)         67,900

K. Capital Share Transactions: Transactions for the Funds, by class of shares, were as follows:

                                                        Shares
                                   ------------------------------------------------
                                             Issued as
                                           Reinvestment               Net Increase/
                                    Sold   of Dividends    Redeemed    (Decrease)
-----------------------------------------------------------------------------------
Principal Protected 500 Series 1
Blue Shares
Six months ended 6/30/04           9,318         --        (58,222)      (48,904)

                                                         Dollars
                                   ---------------------------------------------------
                                               Issued as
                                              Reinvestment               Net Increase/
                                     Sold     of Dividends    Redeemed     (Decrease)
--------------------------------------------------------------------------------------
Principal Protected 500 Series 1
Blue Shares
Six months ended 6/30/04           $91,090         --        $(576,135)    $(485,045)

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

                                                             Shares
                                       -------------------------------------------------
                                                   Issued as
                                                 Reinvestment              Net Increase/
                                         Sold    of Dividends   Redeemed     (Decrease)
----------------------------------------------------------------------------------------
Period ended 12/31/03*                 539,168          --      (122,418)     416,750
Green Shares
Six months ended 6/30/04                    --          --       (49,317)     (49,317)
Period ended 12/31/03*                  94,312          --       (35,470)      58,842
Silver Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
Gold Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
----------------------------------------------------------------------------------------
Principal Protected 100 Series 1
Blue Shares
Six months ended 6/30/04                    --          --       (42,970)     (42,970)
Period ended 12/31/03*                 416,499       1,661      (166,617)     251,543
Green Shares
Six months ended 6/30/04                    --          --           (50)         (50)
Period ended 12/31/03*                  28,664         140       (19,272)       9,532
Silver Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
Gold Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
----------------------------------------------------------------------------------------
Principal Protected 2000 Series 1
Blue Shares
Six months ended 6/30/04                    --          --       (33,676)     (33,676)
Period ended 12/31/03*                 267,394       5,080       (96,534)     175,940
Green Shares
Six months ended 6/30/04                    --          --           (51)         (51)
Period ended 12/31/03*                   9,575         262          (102)       9,735
Silver Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
Gold Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
----------------------------------------------------------------------------------------
Principal Protected 400 Series 1
Blue Shares
Six months ended 6/30/04                    --          --       (28,687)     (28,687)
Period ended 12/31/03*                 274,230       2,971      (100,791)     176,410
Green Shares
Six months ended 6/30/04                    --          --           (50)         (50)
Period ended 12/31/03*                   9,575         149          (101)       9,623
Silver Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
Gold Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
----------------------------------------------------------------------------------------
Principal Protected LS Series 1
Blue Shares
Six months ended 6/30/04                20,405          35       (36,359)     (15,919)
Period ended 12/31/03*                 253,042       2,942      (124,323)     131,661
Green Shares
Six months ended 6/30/04                    --          --           (51)         (51)
Period ended 12/31/03*                  38,561         578       (29,516)       9,623
Silver Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
Gold Shares (discontinued)
Period ended 12/31/03*                      --          --          (500)        (500)
----------------------------------------------------------------------------------------
500 Protected Growth Fund II
Six months ended 6/30/04                    --          --        (7,742)      (7,742)
Period ended 12/31/03**                196,860          --        (4,250)     192,610
----------------------------------------------------------------------------------------
100 Protected Growth Fund II
Six months ended 6/30/04                    --          --        (6,951)      (6,951)

                                                               Dollars
                                       -------------------------------------------------------
                                                      Issued as
                                                    Reinvestment                 Net Increase/
                                          Sold      of Dividends    Redeemed      (Decrease)
----------------------------------------------------------------------------------------------
Period ended 12/31/03*                  5,393,701           --      (1,184,341)    4,209,360
Green Shares
Six months ended 6/30/04                       --           --        (495,289)     (495,289)
Period ended 12/31/03*                    943,266           --        (343,447)      599,819
Silver Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,750)       (4,750)
Gold Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,750)       (4,750)
----------------------------------------------------------------------------------------------
Principal Protected 100 Series 1
Blue Shares
Six months ended 6/30/04                       --           --        (418,241)     (418,241)
Period ended 12/31/03*                  4,167,522       16,296      (1,613,580)    2,570,238
Green Shares
Six months ended 6/30/04                       --           --            (498)         (498)
Period ended 12/31/03*                    286,783        1,373        (189,922)       98,234
Silver Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,823)       (4,823)
Gold Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,823)       (4,823)
----------------------------------------------------------------------------------------------
Principal Protected 2000 Series 1
Blue Shares
Six months ended 6/30/04               $       --      $    --     $  (333,564)   $ (333,564)
Period ended 12/31/03*                  2,675,494       49,831        (956,124)    1,769,201
Green Shares
Six months ended 6/30/04                       --           --            (507)         (507)
Period ended 12/31/03*                     95,754        2,571          (1,016)       97,309
Silver Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,866)       (4,866)
Gold Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,866)       (4,866)
----------------------------------------------------------------------------------------------
Principal Protected 400 Series 1
Blue Shares
Six months ended 6/30/04                       --           --        (282,760)     (282,760)
Period ended 12/31/03*                  2,743,826       29,147        (988,683)    1,784,290
Green Shares
Six months ended 6/30/04                       --           --            (501)         (501)
Period ended 12/31/03*                     95,754        1,464          (1,000)       96,218
Silver Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,827)       (4,827)
Gold Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,827)       (4,827)
----------------------------------------------------------------------------------------------
Principal Protected LS Series 1
Blue Shares
Six months ended 6/30/04                  198,004          350        (357,272)     (158,918)
Period ended 12/31/03*                  2,532,060       29,092      (1,223,320)    1,337,832
Green Shares
Six months ended 6/30/04                      919           --          (1,688)         (769)
Period ended 12/31/03*                    385,916        5,714        (296,047)       95,583
Silver Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,846)       (4,846)
Gold Shares (discontinued)
Period ended 12/31/03*                         --           --          (4,846)       (4,846)
----------------------------------------------------------------------------------------------
500 Protected Growth Fund II
Six months ended 6/30/04                       --           --         (75,931)      (75,931)
Period ended 12/31/03**                 1,968,604           --         (42,510)    1,926,094
----------------------------------------------------------------------------------------------
100 Protected Growth Fund II
Six months ended 6/30/04                       --           --         (66,270)      (66,270)

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

                                                             Shares
                                       -------------------------------------------------
                                                   Issued as
                                                 Reinvestment              Net Increase/
                                         Sold    of Dividends   Redeemed     (Decrease)
----------------------------------------------------------------------------------------
Period ended 12/31/03**                158,890        --         (4,250)      154,640
----------------------------------------------------------------------------------------
400 Protected Growth Fund II
Six months ended 6/30/04                    --        --         (3,922)       (3,922)
Period ended 12/31/03**                103,566        --         (5,206)       98,360
----------------------------------------------------------------------------------------
2000 Protected Growth Fund II
Six months ended 6/30/04                    --        --         (3,922)       (3,922)
Period ended 12/31/03**                 86,319        --         (4,285)       82,034
----------------------------------------------------------------------------------------
Total Index Protected Growth Fund II
Six months ended 6/30/04                    --        --        (26,970)      (26,970)
Period ended 12/31/03**                815,548        --         (3,001)      812,547
----------------------------------------------------------------------------------------
LS Protected Growth
Fund II
Six months ended 6/30/04                    --        --         (2,507)       (2,507)
Period ended 12/31/03**                 71,863        --             (2)       71,861
----------------------------------------------------------------------------------------
Total Index Growth
Fund III
Period ended 6/30/04***                621,959        --             --       621,959
----------------------------------------------------------------------------------------

                                                             Dollars
                                       ---------------------------------------------------
                                                     Issued as
                                                   Reinvestment              Net Increase/
                                         Sold      of Dividends   Redeemed    (Decrease)
------------------------------------------------------------------------------------------
Period ended 12/31/03**                1,588,912        --        (42,500)     1,546,412
------------------------------------------------------------------------------------------
400 Protected Growth Fund II
Six months ended 6/30/04                      --        --        (39,402)       (39,402)
Period ended 12/31/03**                1,035,657        --        (52,057)       983,600
------------------------------------------------------------------------------------------
2000 Protected Growth Fund II
Six months ended 6/30/04                      --        --        (38,814)       (38,814)
Period ended 12/31/03**                  863,194        --        (42,850)       820,344
------------------------------------------------------------------------------------------
Total Index Protected Growth Fund II
Six months ended 6/30/04                      --        --        261,608)      (261,608)
Period ended 12/31/03**                8,155,479        --        (30,008)     8,125,471
------------------------------------------------------------------------------------------
LS Protected Growth
Fund II
Six months ended 6/30/04                      --        --        (24,035)       (24,035)
Period ended 12/31/03**                  718,624        --            (30)       718,594
------------------------------------------------------------------------------------------
Total Index Growth
Fund III
Period ended 6/30/04***                6,219,675        --             --      6,219,675
------------------------------------------------------------------------------------------

*    Commencement of operations for Series I was April 17, 2003.
**   Commencement of operations for Series II was October 2, 2003.
***  Commencement of operations for Series II was March 24, 2004.

L. Options Transactions: Call options written for the period ended June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                            Number of   Premiums
Principal Protected 500 Series I                            Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $    --
Options written                                                 14        12,978
Options terminated in closing transaction                       --            --
                                                               ---       -------
Options outstanding at June 30, 2004                            14       $12,978
                                                               ===       =======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
Principal Protected 100 Series I                            Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $   --
Options written                                                  2        5,094
Options terminated in closing transaction                       --           --
                                                               ---       ------
Options outstanding at June 30, 2004                             2       $5,094
                                                               ===       ======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
Principal Protected 2000 Series I                           Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $   --
Options written                                                 16        4,752
Options terminated in closing transaction                       --           --
                                                               ---       ------
Options outstanding at June 30, 2004                            16       $4,752
                                                               ===       ======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
Principal Protected LS Series I                             Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $   --
Options written                                                 12        6,084
Options terminated in closing transaction                       --           --
                                                               ---       ------
Options outstanding at June 30, 2004                            12       $6,084
                                                               ===       ======

Agilex Funds
Notes to Financial Statements
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                            Number of   Premiums
500 Protected Growth Fund II                                Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $   --
Options written                                                 10        9,270
Options terminated in closing transaction                       --           --
                                                               ---       ------
Options outstanding at June 30, 2004                            10       $9,270
                                                               ===       ======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
100 Protected Growth Fund II                                Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $    --
Options written                                                  4        10,188
Options terminated in closing transaction                       --            --
                                                               ---       -------
Options outstanding at June 30, 2004                             4       $10,188
                                                               ===       =======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
2000 Protected Growth Fund II                               Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $   --
Options written                                                 14        4,158
Options terminated in closing transaction                       --           --
                                                               ---       ------
Options outstanding at June 30, 2004                            14       $4,158
                                                               ===       ======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
Total Index Protected Growth Fund II                        Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $    --
Options written                                                 36        33,372
Options terminated in closing transaction                       --            --
                                                               ---       -------
Options outstanding at June 30, 2004                            36       $33,372
                                                               ===       =======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
LS Protected Growth Fund II                                 Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $   --
Options written                                                  9        4,563
Options terminated in closing transaction                       --           --
                                                               ---       ------
Options outstanding at June 30, 2004                             9       $4,563
                                                               ===       ======

--------------------------------------------------------------------------------
                                                            Number of   Premiums
Total Index Growth Fund III                                 Contracts   Received
--------------------------------------------------------------------------------
Options outstanding December 31, 2003                           --       $    --
Options written                                                 30        27,810
Options terminated in closing transaction                       --            --
                                                               ---       -------
Options outstanding at June 30, 2004                            30       $27,810
                                                               ===       =======

Agilex Funds
Proxy Voting Policies and Procedures
June 30, 2004 (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, (by calling a toll-free number at 1-866-726-1700)(on the Fund's website at http:// www.agilexfunds.com) and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Agilex Funds
Trustees and Officers

Trustees
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Number of
                                                        Term of Office                                                   Funds
                                                         and Length of               Principal Occupation               of Trust
Name, Address and Age         Position with the Trust     Time Served                During Past 5 Years                Overseen
--------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
Larry B. Schweiger                    Trustee            From 2003 to    Chairman of Unisyn Companies, Inc., from          12
1200 South Pine Island Road                                 present      1989 through 2003. Chairman and Chief
Suite 300                                                                Executive Officer of AGILEX Holdings LLC
Plantation, FL 33324                                                     and AGILEX Advisers LLC since 2002.
Age: 48

Disinterested Trustees
R. Carol Casey                        Trustee            From 2003 to    Senior V.P. Inst. Business Group, Strong          12
P.O. Box 147                                                present      Capital Management (12/00-10/01); Chief
New Port Richey, FL 34656                                                Investment Officer, Massachusetts Pension
Age: 51                                                                  Reserve Investment Management Bd. (7/99-
                                                                         9/00); Chief Investment Officer, Maryland
                                                                         State Retirement Agency (9/91-6/99).

Ali Fatemi, Ph. D.                    Trustee            From 2003 to    Chairman, Department of Finance, DePaul           12
2425 N. Orchard                                             present      University (1998-Present); Head, Department
Chicago, IL 60614                                                        of Finance, Kansas State University (1980-
Age: 54                                                                  1998).

Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                              Number of                                                Number of
                                                                Funds                                                    Funds
                                                              of Trust               Principal Occupation               of Trust
Name, Address and Age           Position with the Trust       Overseen               During Past 5 Years                Overseen
--------------------------------------------------------------------------------------------------------------------------------
Larry B. Schweiger           Chairman and Chief             From 2003 to  Chairman of Unisyn Companies, Inc., from         12
1200 South Pine Island Road  Executive Officer.                present    1989 through 2003. Chairman and Chief
Suite 300                                                                 Executive Officer of AGILEX Holdings LLC
Plantation, FL 33324                                                      and AGILEX Advisers LLC since 2002.
Age: 48

Charles F. Fistel            Secretary and Chief Financial  From 2003 to  Managing Member of AGILEX Holdings LLC           12
1200 South Pine Island Road  Officer.                          present    and AGILEX Advisers LLC since 2002.
Suite 300                                                                 Managing Partner of Unisyn Companies, Inc.
Plantation, FL 33324                                                      from 1999 to 2002. Prior thereto, Executive
Age: 42                                                                   Vice President of Viragen, Inc.

Robert M. Gunville           Chief Operating Officer.       From 2003 to  Chief Operating Officer of AGILEX Advisers       12
1200 South Pine Island Road                                    present    LLC since 2003. Chief Operating Officer of
Suite 300                                                                 the Citizens Funds from 2000 to 2003.
Plantation, FL 33324                                                      Before then, Vice Preseident of Scudder
Age: 42                                                                   Kemper Investments.

The Trust's Statement of Additional Information includes additional information about each trustee and is avaialable, without charge, upon request if you call 1-866-726-1700.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable at this time.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "Act")), the principal executive officer and the principal financial officer of the Registrant have concluded that such disclosure controls and procedures as of September 7, 2004 are effective in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second half of its last fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b) The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished and attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           AGILEX FUNDS
Date: September 7, 2004


                                           /s/ Larry B. Schweiger
                                           -------------------------------------
                                           Larry B. Schweiger, Chief Executive
                                           Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 7, 2004


                                           /s/ Larry B. Schweiger
                                           -------------------------------------
                                           Larry B. Schweiger, Chief Executive
                                           Officer and President

Date: September 7, 2004


                                           /s/ Charles F. Fistel
                                           -------------------------------------
                                           Charles F. Fistel, Chief Financial
                                           Officer and Treasurer